CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
ASSETS:
Cash and cash equivalents	$ 133,308	$ 187,068
Trade receivables, net	196,101	217,960
Other receivables	6,116	4,579
Current tax assets	1,809	3,373
TOTAL CURRENT ASSETS	337,334	412,980
Fixed assets, net	18,033	15,727
Right-of-use assets	27,005	31,500
Intangible assets, net	318,376	336,768
Deferred tax assets	9,407	17,800
Investment in shares	45,000	25,000
Other long-term assets	918	738
TOTAL NON-CURRENT ASSETS	418,739	427,533
TOTAL ASSETS	756,073	840,513
LIABILITIES:
Current maturities of lease liabilities	13,287	14,340
Trade payables	207,020	228,514
Other payables	41,282	38,526
Current tax liabilities	441	4,677
TOTAL CURRENT LIABILITIES	262,030	286,057
Employee benefits	213	300
Long-term lease liabilities	18,644	22,857
Deferred tax liabilities	515	445
TOTAL NON-CURRENT LIABILITIES	19,372	23,602
TOTAL LIABILITIES	281,402	309,659
SHAREHOLDERS’ EQUITY:
Share capital	324	377
Share premium	278,510	362,507
Accumulated comprehensive income (loss)	348	(2,476)
Retained earnings	195,489	170,446
TOTAL SHAREHOLDERS’ EQUITY	474,671	530,854
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	$ 756,073	$ 840,513